CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Profit for the year	€ 10,491	€ 12,787	€ 14,806
Adjustments to reconcile profit for the year to net cash provided by operating activities:
Income tax expense	7,299	11,037	7,319
Interest income	(5,250)	(5,179)	(6,661)
Interest expense	40,036	32,325	16,658
Impairment losses (income) on financial assets	(5)	5,889	1,698
Remeasurement of previously held equity-accounted investee	(7,698)
Impairment of equity-accounted investee			4,578
Other financial expenses (income)	1,411	96	(3,617)
Foreign currency gains, net	(26,690)	(5,437)	(13,806)
Amortization and impairment of intangible assets	172,831	119,048	122,646
Depreciation of property and equipment	11,982	10,327	9,767
Equity-settled share-based payments	28,299	15,431	2,327
Share of loss of equity-accounted investees	4,082	1,485	989
Other	(3,178)	(876)	941
Cash flow from operating activities before working capital changes, interest and income taxes	233,610	196,933	157,645
Increase in trade receivables, contract assets, other assets and prepayments	(53,519)	(69,896)	(11,722)
Increase in trade and other payables, contract and other liabilities	32,159	44,385	20,657
Changes in working capital	(21,360)	(25,511)	8,935
Interest paid	(33,591)	(31,060)	(13,263)
Interest received	5,091	165	17
Income taxes paid	(15,673)	(8,306)	(2,075)
Net cash from operating activities	168,077	132,221	151,259
INVESTING ACTIVITIES:
Acquisition of intangible assets	(154,266)	(124,890)	(91,956)
Acquisition of property and equipment	(8,288)	(5,861)	(1,996)
Acquisition of subsidiaries, net of cash acquired	(56,245)	(198,432)	(2,062)
Contribution to equity-accounted investee	(27,873)	(45)
Acquisition of financial assets		(2,605)
Collection of loans receivable	208	265	454
Issuance of loans receivable		(2,270)	(2,687)
Collection of deposits		222	215
Payment of deposits	(103)	(152)	(108)
Net cash used in investing activities	(246,567)	(333,768)	(98,140)
FINANCING ACTIVITIES:
Payment of lease liabilities	(5,958)	(7,118)	(3,817)
Acquisition of non-controlling interests	(28,245)
Proceeds from borrowing of bank debt			462,057
Transaction costs related to borrowings	(1,100)		(11,160)
Principal payments on bank debt	(420,685)	(2,376)	(170,838)
Purchase of treasury shares	(3,837)
Purchase of MPP share awards			(3,750)
Proceeds from issuance of MPP share awards		1,650	2,330
Change in bank overdrafts	(23)	(22)	(285)
Proceeds from issue of participation certificates		1,002
Proceeds from issuance of new shares		556,639
Transaction costs related to issuance of new shares and participation certificates		(10,009)
Net cash (used in) from financing activities	(459,848)	539,766	274,537
Net increase (decrease) in cash and cash equivalents	(538,338)	338,219	327,656
Cash and cash equivalents as of January 1	742,773	385,542	57,024
Effects of movements in exchange rates	39,322	19,012	862
Cash and cash equivalents as of December 31	€ 243,757	€ 742,773	€ 385,542